Income Taxes - Summary of Deferred Tax Assets Which Are Not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Deductible temporary differences	¥ 20,557	¥ 35,816
Unused tax loss carryforwards	10,323	10,485
Unused tax credits	¥ 1,458	¥ 1,716